Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Profit (loss) before taxes	$ 114,795	$ (4,742)	$ (28,688)
Income tax	(34,439)	1,423	8,606
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(20,543)	(20,110)	(64,523)
Materials and supplies	(63,930)	11,483	3,418
Inflationary and currency exchange effects on monetary assets and liabilities, net	(6,309)	(4,562)	15,663
Tax losses amortization	158,997	115,461	265,090
Provisions and allowance for doubtful accounts	(147,543)	(65,824)	(165,542)
Capital expenses deducted for tax purposes	133,657	0	0
Difference between the tax and book value for the sale of assets	(540)	0	(7,277)
Difference between the tax and book value for the sale of shares of subsidiaries	0	(4,931)	0
Non-deductible expenses	(19,350)	(12,740)	(25,844)
Total income tax benefit	$ 0	$ 20,200	$ 29,591